Revenue and Segment Analysis - Summary of Classification of Revenue (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Total revenue	£ 7,110	£ 7,874	£ 7,492	£ 7,341	£ 6,889
Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	7,110	7,874	7,492
Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,692	2,637	2,538
Operating segments [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,417	2,316	2,117
Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,639	1,652	1,618
Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	362	1,269	1,219
Operating segments [member] | Electronic [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	6,179	5,929	5,513
Operating segments [member] | Electronic [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,326	2,214	2,094
Operating segments [member] | Electronic [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,387	2,264	2,030
Operating segments [member] | Electronic [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,422	1,400	1,338
Operating segments [member] | Electronic [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	44	51	51
Operating segments [member] | Face to face [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	345	1,260	1,221
Operating segments [member] | Face to face [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1	8	7
Operating segments [member] | Face to face [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	19	25	36
Operating segments [member] | Face to face [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	7	9	10
Operating segments [member] | Face to face [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	318	1,218	1,168
Operating segments [member] | Print [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	586	685	758
Operating segments [member] | Print [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	365	415	437
Operating segments [member] | Print [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	11	27	51
Operating segments [member] | Print [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	210	243	270
Operating segments [member] | Subscriptions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,279	4,129	3,889
Operating segments [member] | Subscriptions [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,048	1,970	1,877
Operating segments [member] | Subscriptions [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	944	872	765
Operating segments [member] | Subscriptions [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,287	1,287	1,247
Operating segments [member] | Transactional [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,784	3,678	3,521
Operating segments [member] | Transactional [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	605	622	615
Operating segments [member] | Transactional [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,469	1,428	1,322
Operating segments [member] | Transactional [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	348	359	365
Operating segments [member] | Transactional [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	362	1,269	1,219
Operating segments [member] | Advertising [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	47	67	82
Operating segments [member] | Advertising [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	39	45	46
Operating segments [member] | Advertising [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4	16	30
Operating segments [member] | Advertising [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4	6	6
North America [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,192	4,308	4,013
North America [member] | Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	4,307	4,391	4,091
North America [member] | Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,224	1,182	1,118
North America [member] | Operating segments [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,921	1,843	1,669
North America [member] | Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,119	1,118	1,083
North America [member] | Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	43	248	221
Europe [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	2,436	2,832	2,790
Europe [member] | Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,369	1,800	1,808
Europe [member] | Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	621	635	611
Europe [member] | Operating segments [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	327	317	322
Europe [member] | Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	338	340	340
Europe [member] | Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	83	508	535
Rest of world [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	482	734	689
Rest of world [member] | Operating segments [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	1,434	1,683	1,593
Rest of world [member] | Operating segments [member] | Scientific, Technical & Medical [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	847	820	809
Rest of world [member] | Operating segments [member] | Risk [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	169	156	126
Rest of world [member] | Operating segments [member] | Legal [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	182	194	195
Rest of world [member] | Operating segments [member] | Exhibitions [member]
Disclosure Of Geographical Areas [Line Items]
Total revenue	£ 236	£ 513	£ 463